Note 25 - Summary of Components of Inventory (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Sep. 03, 2013		Sep. 01, 2013	Aug. 31, 2013
Inventory [Line Items]
Finished goods	$ 141	$ 160
Work in process	61	70
Raw materials	61	62
Total	$ 263	$ 292
Successor [Member]
Inventory [Line Items]
Finished goods					$ 280
Work in process					120
Raw materials					102
Total			$ 502		$ 502
Predecessor [Member]
Inventory [Line Items]
Finished goods						$ 235
Work in process						99
Raw materials						101
Total			$ 435	[1]		$ 435

[1]	On the Effective Date, Kodak completed the sale of substantially all of its assets constituting the Personalized Imaging and Document Imaging businesses to KPP Holdco Limited. This transaction has been reflected in the Predecessor Company period. Refer to Note 27, “Discontinued Operations” for additional information.